497(e)
                                                                      333-132200

AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 11, 2011 TO THE CURRENT PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES FOR:

o  IL COLI
o  IL COLI '04
o  Corporate Owned Incentive Life(SM)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus, supplement to prospectus and statement of additional information you received, and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name and sub-adviser changes to certain Portfolios. Please note the changes described below.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1.   PORTFOLIO SUB-ADVISER CHANGES

     (a) Effective on or about January 14, 2011, Diamond Hill Capital Management Inc. and Knightsbridge Asset Management, LLC replaced Wellington Management Company, LLP as Sub-Advisers to the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

     (b) Effective on or about October 26, 2010, SSgA Funds Management, Inc. will no longer serve as a Sub-Adviser to the EQ/Quality Bond PLUS Portfolio. AllianceBernstein L.P. will continue to be the Sub-Adviser and AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

2.   NAME AND SUB-ADVISER CHANGES TO THE EQ/BLACKROCK INTERNATIONAL VALUE
     PORTFOLIO

     (a) Effective on or about February 22, 2011, the EQ/BlackRock
         International Value Portfolio will be renamed. The new name of the Portfolio will be EQ/International Value PLUS Portfolio. Accordingly, all references to its respective corresponding investment option in the Prospectus is also changed.

     (b) Effective on or about February 1, 2011, BlackRock Investment Management, LLC and Northern Cross, LLC will replace BlackRock International Limited as Sub-Advisers to the EQ/International Value PLUS Portfolio. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.






CORPORATE OWNED INCENTIVE LIFE(SM) IS ISSUED BY AND IS A SERVICE MARK OF AXA
               EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE).
      DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN POLICIES
              CO-DISTRIBUTED BY AFFILIATE AXA DISTRIBUTORS, LLC,
               1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.
             COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY.
                             ALL RIGHTS RESERVED.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

EVM-123 (2/11)                                                     146269 (2/11)
IL COLI, IL COLI '04, COIL NB/IF(AR)                                      E13592

AXA Equitable Life Insurance Company

VARIABLE LIFE INSURANCE POLICIES

PARAMOUNT LIFE(SM)       SURVIVORSHIP INCENTIVE LIFE(SM)
IL PROTECTOR             INCENTIVE LIFE(R) '02
IL COLI                  SURVIVORSHIP INCENTIVE LIFE(SM) '02
IL COLI '04              INCENTIVE LIFE(R) '06
INCENTIVE LIFE PLUS      INCENTIVE LIFE LEGACY(R)
SURVIVORSHIP 2000        INCENTIVE LIFE LEGACY(R) II
INCENTIVE LIFE(R) 2000   SURVIVORSHIP INCENTIVE LIFE(SM) LEGACY
CHAMPION 2000            INCENTIVE LIFE OPTIMIZER(R)
INCENTIVE LIFE(R)        INCENTIVE LIFE OPTIMIZER(R) II

PROSPECTUS SUPPLEMENT DATED FEBRUARY 11, 2011
--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2011, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2011), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2011, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.















                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104


   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life(R), Incentive Life Optimizer(R) and Incentive Life Legacy(R),
                               are issued by and
     are registered service marks of AXA Equitable Life Insurance Company.
             Paramount Life(SM) and Survivorship Incentive Life(SM) are service marks of AXA Equitable Life Insurance Company.


EVM (1/11)                                                               (1/11)
IF/NB (AR)                                                              E13595

AXA Equitable Life Insurance Company


CORPORATE OWNED INCENTIVE LIFE(SM)

PROSPECTUS SUPPLEMENT DATED FEBRUARY 11, 2011
--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy stated above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2011, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2011), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer either by written request or by facsimile. If you need assistance, you can contact a customer service representative by calling 1-800-947-3598. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2011, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.
























                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.
                       Corporate Owned Incentive Life(SM)
           is a service mark of AXA Equitable Life Insurance Company.


EVM-105 (1/11)                                        Catalog No. 143834 (1/11)
IF/NB/AR                                                                E13596

AXA Equitable Life Insurance Company
MONY Life Insurance Company of America

SUPPLEMENT DATED FEBRUARY 11, 2011 TO THE CURRENT VARIABLE LIFE PROSPECTUSES
AND SUPPLEMENTS TO PROSPECTUSES
--------------------------------------------------------------------------------

This Supplement updates the current Prospectuses and Statements of Additional Information ("SAIs") as previously supplemented (together, the "Prospectuses") for certain variable life insurance products issued by AXA Equitable Life Insurance Company ("AXA Equitable") and/or MONY Life Insurance Company of America ("MONY America"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. You may obtain a copy of the Prospectuses issued by AXA Equitable and/or MONY America free of charge, by writing to AXA Equitable and/or MONY America at 1290 Avenue of the Americas, New York, New York 10104.

Please note the following change:

The section titled "Estate, gift and generation-skipping taxes" under "Tax information" is deleted in its entirety and replaced with the following:


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. This amount has been raised to $5 million for 2011 and 2012, indexed for inflation in 2012. During 2011 and 2012, a portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount. For years 2013 and thereafter the gift and estate tax exclusion referred to above is scheduled to return to 2001 levels, i.e. $1 million, with no portability. Various legislative proposals have been made from repeal of the tax, to extending the temporary provisions, or for raising or lowering future exemption levels and rates.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts of up to $13,000 per recipient per year ($13,000 for 2011, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). For 2011 and 2012 this exemption is the same $5 million amount discussed above for estate and gift taxes, but without portability, then in years 2013 and thereafter, it is scheduled to return to 2001 levels. Again, as in the case for estate taxes, various proposals exist which may alter these rules. The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.





      DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN POLICIES
              CO-DISTRIBUTED BY AFFILIATE AXA DISTRIBUTORS, LLC,
               1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.
             COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY.
              COPYRIGHT 2011 MONY AMERICA LIFE INSURANCE COMPANY.
                             ALL RIGHTS RESERVED.
                      AXA Equitable Life Insurance Company
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

EVM-125 (2/11)                                                     146271 (2/11)
ALL AXA/MLOA IL Legacy and IL Legacy II only NB/IR (AR)                   E13662